Accounts payable, accruals and other payables (Tables)	6 Months Ended
Jun. 30, 2026
Accounts payable, accruals and other payables
Summary of accounts payable, accruals and other payables

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2026	2025
	USD	USD
Financial items
Accounts payables	6,654,118	6,806,786
Captain payables	464,051	732,402
Salaries payable	153,565	269,121
Accrued expenses	331,284	245,810
Credit facility	436,523	451,336
Bank loan	273,824	—
LTRA payable	61,727	101,200
Other payables	540,759	120,547
	8,915,851	8,727,202
LTRA payable non-current portion	—	(16,867)
	8,915,851	8,710,335
Non-financial items
Deferred income and advances from customers	62,875	—
Total accounts payable, accruals and other payables	8,978,726	8,710,335

(i)	Advances from individual customers (e-wallets) are used by customers against future bookings.